Borrowings	12 Months Ended
Oct. 03, 2020
Debt Disclosure [Abstract]
Borrowings	Borrowings
The Company’s borrowings, including the impact of interest rate and cross-currency swaps, are summarized as follows:

			October 3, 2020
	Oct. 3, 2020	Sept. 28, 2019	Stated Interest Rate(1)	Pay Floating Interest rate and Cross- Currency Swaps(2)	Effective Interest Rate(3)	Swap Maturities
Commercial paper	$2,023	$5,342	—	$—	0.96%
U.S. dollar denominated notes(4)	52,736	39,424	3.81%	13,875	3.08%	2021-2031
Foreign currency denominated debt	1,983	1,044	2.99%	1,920	2.47%	2027
Other(5)	583	62		—
	57,325	45,872	3.64%	15,795	2.98%
Asia Theme Parks borrowings	1,303	1,114	2.11%	—	5.51%
Total borrowings	58,628	46,986	3.57%	15,795	3.04%
Less current portion	5,711	8,857	3.24%	750	2.76%
Total long-term borrowings	$52,917	$38,129		$15,045
(1)The stated interest rate represents the weighted-average coupon rate for each category of borrowings. For floating rate borrowings, interest rates are the rates in effect at October 3, 2020; these rates are not necessarily an indication of future interest rates.
(2)Amounts represent notional values of interest rate and cross-currency swaps outstanding as of October 3, 2020.
(3)The effective interest rate includes the impact of existing and terminated interest rate and cross-currency swaps, purchase accounting adjustments and debt issuance premiums, discounts and costs.
(4)Includes net debt issuance discounts, costs and purchase accounting adjustments totaling a net premium of $2.2 billion and a net premium of $2.5 billion at October 3, 2020 and September 28, 2019, respectively.
(5)Includes market value adjustments for debt with qualifying hedges, which increase borrowings by $509 million and $31 million at October 3, 2020 and September 28, 2019, respectively.
Commercial Paper
At October 3, 2020, the Company’s bank facilities, which are with a syndicate of lenders, were as follows:

	Committed Capacity	Capacity Used	Unused Capacity
Facility expiring March 2021	$5,250	$—	$5,250
Facility expiring April 2021	5,000	—	5,000
Facility expiring March 2023	4,000	—	4,000
Facility expiring March 2025	3,000	—	3,000
Total	$17,250	$—	$17,250
These bank facilities (other than the facility expiring April 2021) support commercial paper borrowings. All of the facilities allow for borrowings at LIBOR-based rates plus a spread depending on the credit default swap spread applicable to the Company’s debt, or a fixed spread in the case of the facility expiring in April 2021, subject to a cap and floor that vary with the Company’s debt rating assigned by Moody’s Investors Service and Standard & Poor’s. The spread above LIBOR can range from 0.18% to 1.80%. The bank facilities specifically exclude certain entities, including the Asia Theme Parks, from any representations, covenants or events of default. The bank facilities contain only one financial covenant, which is interest coverage of three times earnings before interest, taxes, depreciation and amortization, including both intangible amortization and amortization of our film and television production and programming costs. On October 3, 2020 the financial covenant was met by a significant margin. The Company also has the ability to issue up to $500 million of letters of credit under the facility expiring in March 2023, which if utilized, reduces available borrowings under this facility. As of October 3, 2020, the Company has $988 million of outstanding letters of credit, of which none were issued under this facility.
Commercial paper activity is as follows:

	Commercial paper with original maturities less than three months, net(1)	Commercial paper with original maturities greater than three months	Total
Balance at Sept. 29, 2018	$50	$955	$1,005
Additions	1,881	6,889	8,770
Payments	—	(4,452)	(4,452)
Other Activity	3	16	19
Balance at Sept. 28, 2019	$1,934	$3,408	$5,342
Additions	—	11,500	11,500
Payments	(1,961)	(12,893)	(14,854)
Other Activity	27	8	35
Balance at Oct. 3, 2020	$—	$2,023	$2,023
(1)Borrowings and reductions of borrowings are reported net.
U.S. Dollar Denominated Notes
At October 3, 2020, the Company had $52.7 billion of U.S. dollar denominated notes with maturities ranging from 1 to 76 years. The debt outstanding includes $51.2 billion of fixed rate notes, which have stated interest rates that range from 1.65% to 9.50% and $1.5 billion of floating rate notes that bear interest at U.S. LIBOR plus or minus a spread. At October 3, 2020, the effective rate on the floating rate notes was 0.61%.
On March 20, 2019, the Company assumed public debt with a fair value of $21.2 billion (principal balance of $17.4 billion) upon completion of the TFCF acquisition. On March 20, 2019, 96% (principal balance of $16.8 billion) of the assumed debt was exchanged for senior notes of TWDC, with essentially the same terms. In September 2019, the Company repurchased previously exchanged debt with a carrying value of approximately $3.5 billion (principal balance of approximately $2.7 billion) and TFCF debt with a carrying value of approximately $280 million (principal balance of approximately $260 million) for $4.3 billion and recognized a charge of $511 million in “Other income, net” in the fiscal 2019 Consolidated Statement of Operations.
Foreign Currency Denominated Debt
In fiscal 2018, the Company issued Canadian $1.3 billion ($0.9 billion) of fixed rate senior notes, which bears interest at 2.76% and matures in October 2024. The Company also entered into pay-floating interest rate and cross currency swaps that effectively convert the borrowing to a variable rate U.S. dollar denominated borrowing indexed to LIBOR.
On March 30, 2020, the Company issued Canadian $1.3 billion ($1.0 billion) of fixed rate senior notes, which bear interest at 3.057% and mature in March 2027. The Company also entered into pay-floating interest rate and cross currency swaps that effectively convert the borrowing to a variable rate U.S. dollar denominated borrowing indexed to LIBOR.
RSN Debt
On March 20, 2019, as part of the TFCF acquisition, the Company assumed $1.1 billion of debt related to one of the RSNs. In August 2019, the RSN was sold and the buyer has assumed the outstanding debt obligation.
Credit Facilities to Acquire TFCF
On March 20, 2019, the Company borrowed $31.1 billion under two 364-day unsecured bridge loan facilities with a bank syndicate to fund the cash component of the TFCF acquisition. On March 21, 2019, the Company repaid one bridge loan facility in the amount of $16.1 billion, utilizing cash acquired in the TFCF transaction, and terminated the facility. The remaining 364-day unsecured bridge loan facility in the amount of $15.0 billion was repaid and terminated during the fourth quarter of fiscal 2019 using the after-tax proceeds from the divestiture of the RSNs and proceeds from new borrowings.
Cruise Ship Credit Facilities
The Company has credit facilities to finance up to 80% of the contract price of three new cruise ships, which were originally scheduled to be delivered in 2021, 2022 and 2023. The impact of COVID-19 on the shipyard has resulted in a delay to the delivery of the cruise ships, which are now scheduled to be delivered in 2022, 2024 and 2025. As a result, the Company revised the availability periods for the credit facilities. Under the facilities, $1.0 billion in financing is available beginning in October 2021, $1.1 billion is available beginning in August 2023 and $1.1 billion is available beginning in August 2024. Each tranche of financing may be utilized for a period of 18 months from the initial availability date. If utilized, the interest rates will be fixed at 3.48%, 3.80% and 3.74%, respectively, and the loan and interest will be payable semi-annually over a 12-year period from the borrowing date. Early repayment is permitted subject to cancellation fees.
Asia Theme Parks Borrowings
HKSAR provided Hong Kong Disneyland Resort with loans totaling HK$0.8 billion ($97 million). The interest rate is three month HIBOR plus 2%, and the maturity date is September 2025.
Shendi has provided Shanghai Disney Resort with loans totaling 7.6 billion yuan (approximately $1.1 billion) bearing interest at rates up to 8% and maturing in 2036, with early repayment permitted. Shendi has also provided Shanghai Disney Resort with a 1.4 billion yuan (approximately $0.2 billion) line of credit bearing interest at 8%. As of October 3, 2020 the total amount outstanding under the line of credit was 0.6 billion yuan (approximately $90 million).
Total borrowings, excluding market value adjustments and debt issuance premiums, discounts and costs, have the following scheduled maturities:

Fiscal Year:	Before Asia Theme Parks Consolidation	Asia Theme Parks	Total
2021	$5,620	$92	$5,712
2022	3,858	—	3,858
2023	1,242	—	1,242
2024	2,869	—	2,869
2025	3,640	—	3,640
Thereafter	37,387	1,211	38,598
	$54,616	$1,303	$55,919
The Company capitalizes interest on assets constructed for its parks and resorts and on certain film and television productions. In fiscal 2020, 2019 and 2018, total interest capitalized was $157 million, $222 million and $125 million, respectively. Interest expense, net of capitalized interest, for fiscal 2020, 2019 and 2018 was $1,647 million, $1,246 million and $682 million, respectively.